Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Minerva Surgical, Inc. (the “Company”) on November 14, 2022 (the “Original 8-K”). The Original 8-K was filed with the Securities and Exchange Commission to furnish the press release filed by the Company in connection with the announcement of its financial results for the third quarter ended September 30, 2022. The purpose of this amendment is to correct the Original 8-K to provide the appropriate heading and disclosure under Item 2.02 of Form 8-K and also attach the transcript of a conference call to discuss the Company’s third quarter 2022 financial results, which was held on November 14, 2022. The Company had included an announcement of the conference call in the press release filed with the Original Form 8-K. The Original Form 8-K otherwise remains unchanged.
Document Period End Date	Nov. 14, 2022
Trading Symbol	UTRS
Title of 12(b) Security	Common Stock, $0.001 par value per share
Security Exchange Name	NASDAQ
Entity Registrant Name	Minerva Surgical, Inc.
Entity Central Index Key	0001452965
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40919
Entity Tax Identification Number	26-3422906
Entity Address, Address Line One	4255 Burton Dr
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	855
Local Phone Number	646-7874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false